Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 28, 2022	Nov. 30, 2021	[1]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts payable		$ 363	$ 302
Construction Management Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other commitment	$ 144,300
Accounts payable	6,600
Retainage payable	$ 1,900

[1]	Represents non-cash investing activity during the year ended December 31, 2021.